Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income		$ (5,864)	$ 10,803	$ 8,311
Basic weighted average outstanding shares of common stock (in shares)	[1]	61,850,000	57,621,000	56,321,000
Dilutive effect of stock-based awards for common stock (in shares)		0	1,605,000	666,000
Dilutive effect of stockholder notes receivable for common stock (in shares)		0	407,000	53,000
Dilutive effect of warrants for common stock (in shares)		0	2,549,000	2,368,000
Diluted weighted average outstanding shares of common stock (in shares)	[1]	61,850,000	62,182,000	59,408,000
Earnings per share - basic (in usd per share)	[1]	$ (0.09)	$ 0.19	$ 0.15
Earnings per share - diluted (in usd per share)	[1]	$ (0.09)	$ 0.17	$ 0.14
Anti-dilutive options excluded from calculation of diluted EPS (in shares)		28,561,724	439,167	629,960

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.